Debt (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Interest expense	$ 78,931	$ 68,438	$ 233,370	$ 180,242
Accretion of debt discount	(683,574)	(806,821)	(1,967,895)	(3,913,769)
Bridge Loan [Member]
Interest expense	5,077		17,149
Accretion of debt discount	315,515		458,777
Bridge Loan One [Member]
Interest expense	11,341	10,126	33,201	10,126
Accretion of debt discount	56,332	143,359	114,282	143,359
Convertible Promissory Note [Member]
Interest expense	62,514	58,312	183,020	170,116
Accretion of debt discount	$ 311,727	$ 663,462	$ 1,394,836	$ 3,770,410